Note 3 - Revenue (Tables) - Pieris Pharmaceuticals, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Pfizer (formerly Seagen)	$—	$9,179	$6	$14,088
AstraZeneca	—	3,909	—	8,399
Servier	—	3,951	47	3,846
Genentech	—	—	—	12,697
Boston Pharmaceuticals	—	2,481	—	2,481
Total Revenue	$—	$19,520	$53	$41,511

	Year Ended December 31,
	2023	2022
AstraZeneca	$8,399	$9,117
Pfizer	15,134	8,287
Servier	4,099	5,359
Genentech	12,697	3,139
Boston Pharmaceuticals	2,481	—
Total Revenue	$42,810	$25,902

Revenue From Contract With Customer, Milestone Payments [Table Text Block]
	Research, Development, Regulatory & Commercial Milestones	Sales Milestones
Pfizer (formerly Seagen)	$759	$450
Boston Pharmaceuticals	85	265
Total potential milestone payments	$844	$715

	Research, Development, Regulatory & Commercial Milestones	Sales Milestones
Pfizer	$759	$450
Servier	107	99
Boston Pharmaceuticals	85	265
Total potential milestone payments	$951	$814